Accounts Receivable And Unbilled Revenue - Summary of Movement in unbilled revenue (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023 [2]
Disclosure of movement in unbilled revenues [abstract]
Beginning balance		$ 309	$ 303
Unbilled revenue recognized		766	1,011
Amounts billed		(753)	(1,004)
Transfer of EH Cryo project asset		(161)
Currency translation effects		(2)	(1)
Ending balance		159	309
Current unbilled revenue	[1]	157	174	$ 138
Non-current unbilled revenue		2	135	$ 165
Total unbilled revenue		$ 159	$ 309

[1]	Unbilled revenue was previously titled contract assets. There were no dollar amounts reclassified as a result of the change in name.
[2]	Effective January 1, 2024, the Company changed its presentation currency from Canadian dollars to United States dollars. Refer to Note 4 “Changes in Accounting Policies” for further details.